RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Related Parties
Related parties

Name of related parties	Relationship with the Company
Ms. Yu Yu	Shareholder and executive chairwoman of the Company

Mr. Guoqing Li	Shareholder, director and chief executive officer of the Company

Beijing Kewen Cambridge Book Co., Ltd. ("BKCB")	Entity indirectly controlled by family members of Mr. Guoqing Li

Beijing Kewen Guolue Information Technology Co., Ltd. ("BKGI")	Entity indirectly controlled by family members of Mr. Guoqing Li

Tripod Enterprises Holding Limited ("Tripod")	Entity indirectly controlled by a family member of Ms. Yu Yu

Kewen Holding Co. Limited ("Kewen Holding")	Entity indirectly controlled by Mr. Guoqing Li

Schedule of Related Party Transactions
The Company had the following related party transactions for the years ended December 31, 2010, 2011 and 2012:

	Year Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Purchases of goods
BKCB	4,100	-	-	-

Service fees
BKCB	3,716	3,716	3,716	597
BKGI	5,909	5,909	5,909	948

	9,625	9,625	9,625	1,545

Schedule of Related Party Balances
The balances between the Company and its related parties as of December 31, 2011 and 2012 are listed below:

	As of December 31,
	2011	2012
	RMB	RMB	US$
Due from a related party:
BKCB	188	320	51

Prepayments to related parties:
BKCB	3,716	-	-
BKGI	5,909	-	-

	9,625	-	-

Due to related parties:
BKCB	2,511	2,333	374
Tripod	5,152	-	-
Kewen Holding	5,028	-	-

	12,691	2,333	374